Share-Based Compensation	12 Months Ended
Dec. 31, 2012
Share-Based Compensation [Abstract]
Share-Based Compensation

16. Share-based compensation

ADBV Long-Term Incentive Plan

     During 2008, the Company implemented a long-term incentive plan to reward employees for increases in the fair value of the Company's stock subsequent to the date of grant. In accordance with this plan, in fiscal years 2008, 2009 and 2010 the Company granted units (called "CADs") to certain employees, pursuant to which the employees are entitled to receive, when vested, a cash payment equal to the appreciation in fair value over the base value. The awards vest over a requisite service period of five years as follows: 40% at the second anniversary of the date of grant and 20% at each of the following three years. The exercise right is cumulative and, once such right becomes exercisable, it may be exercised in whole or in part during quarterly window periods until the date of termination, which occurs at the fifth anniversary of the date of grant. Exercisable outstanding awards at the date of termination will be automatically settled by the Company.

     The Company recognizes compensation expense related to these benefits on a straight-line basis over the requisite service period for each separately vesting portion of the award as if the award was, in substance, multiple awards. The accrued liability is remeasured at the end of each reporting period until settlement. Effective December 31, 2010 the Company changed the method of measuring its liability awards from the intrinsic value method (i.e. difference between the current fair value and the base value) to a fair value method using the Black & Scholes model. The current fair value for purposes of determining the intrinsic value was based on a formula determined and approved by the Company's Board of Directors. At December 31, 2010 the Company considered the estimated initial public offering price per class A share ($16.50) in determining the fair value of the awards because the Company's Board of Directors decided that on a going forward basis the fair value would be based on the market price instead of the formula that had previously been used to value such awards.

     The following variables and assumptions have been used by the Company for purposes of measuring its liability awards at December 31, 2012 and 2011:

	2012	2011

Current price (i)	11.96	20.53
Weighted-average base value of
outstanding units (ii)	6.22	5.82
Expected volatility (iii)	37.3%	38.0%
Dividend yield	2.0%	1.2%
Risk-free interest rate	0.4%	0.8%
Expected term	last vesting date	last vesting date

(i) Equal to the quoted market price per share at the end of the year.
(ii) As adjusted as a result of the stock split discussed in Note 22.
(iii) Based on implied volatility of the Company's class A shares.

The following table summarizes the activity under the plan for fiscal years 2012, 2011 and 2010:

		Weighted-	Weighted-
		average base	average fair
	Units	value	value
Outstanding at December 31, 2009	2,375,958	5.39
Granted	1,368,018	5.88
Exercised (i)	(27,214)	4.27
Forfeited	(182,348)	6.29
Outstanding at December 31, 2010	3,534,414	5.54	10.94
Exercised (ii)	(525,017)	5.19
Forfeited	(85,815)	5.02
Outstanding at December 31, 2011	2,923,582	5.82	14.44
Exercised (iii)	(696,067)	4.61
Forfeited	(98,294)	5.62
Outstanding at December 31, 2012	2,129,221	6.22	5.79
Exercisable at December 31, 2012	900,608	6.53	5.52

Data in the table above was adjusted as a result of the stock split discussed in Note 22.

(i) The total amount paid for these exercises was $97. (ii) The total amount paid for these exercises was $9,841.

(iii) The total amount paid for these exercises was $5,811. At December 31, 2012 the Company maintains a current payable of $907 related to these exercises that is disclosed within "accrued payroll and other liabilities" in the Company's balance sheet.

The following table provides a summary of the plan at December 31, 2012:

	Vested (i)	Non-vested (ii)	Total

Number of units outstanding (iii)	900,608	1,228,613	2,129,221
Weighted-average fair market	5.52	5.99	5.79
value per unit
Total fair value of the plan	4,973	7,356	12,329
Weighted-average accumulated	100.00	80.62	88.44
percentage of service
Accrued liability (iv)	4,973	5,931	10,904
Compensation expense not yet
recognized (v)	-	1,425	1,425

(i) Related to exercisable awards.

(ii) Related to awards that will vest between fiscal years 2013 and 2015.

(iii) As adjusted as a result of the stock split discussed in Note 22.

(iv) The total accrued liability of $10,904 related to outstanding units is disclosed within "Accrued payroll and other liabilities" in the Company's balance sheet as follows: $7,936 as a current liability and $2,968 as a non-current liability.

(v) Expected to be recognized in a weighted-average period of 2 years.

     As discussed in Note 12, on August 13, 2012, the Company entered into a total equity return swap agreement to minimize earnings volatility related to these awards. The Company has not designated the swap as a hedge. Rather, the Company marks the swap to market and records the impact of the equity portion in "General and administrative expenses" in the Company's consolidated statement of income. The adjustments to the value of the swap tend to offset the adjustments to the carrying value of the Company's Long-Term Incentive Plan liability derived from changes in the Company's stock price, which are also recorded in "General and administrative expenses". As a result, there is no significant impact on the Company's consolidated statement of income as from the effective date of the agreement.

     Not including the impact of the total equity return swap agreement, compensation (benefit) expense for the fiscal years 2012, 2011 and 2010 amounted to $(15,746), $19,295 and $20,159, respectively. See Note 12 for a discussion of the impact of the equity return swap agreement on the Company's consolidated statement of income. Compensation expense is included within "General and administrative expenses" in the consolidated statement of income. Compensation expense for the fiscal year 2011 includes an incremental expense amounting to $10,526 related to the effect of remeasuring the accrued liability considering the initial quoted market price of $21.00 as a result of becoming a public company. Compensation expense for fiscal year 2010 includes an incremental expense amounting to $15,576 related to the effect of replacing the formula by the estimated initial public offering market price in determining the current value of the award at the end of such year. The Company recognized $4,905, $(4,436) and $(5,147) of related income tax expense (benefits) during fiscal years 2012, 2011 and 2010, respectively.

Award Right granted to the Chief Executive Officer

     In addition, during 2008 the Company granted to the Chief Executive Officer an award right pursuant to which he was entitled to receive from the Company a lump sum amount of cash equal to 1% of the fair market value of the Company upon the occurrence of a Liquidity Event (an "Initial Public Offering" or "Change of Control" as defined in the agreement). The award right was subject to a four-year graduated vesting period (25% per year) of continued service as from August 3, 2007.

     The Company recognized compensation expense related to this benefit on a straight-line basis over the requisite service period for each separately vesting portion of the award as if the award was, in substance, multiple awards. The accrued liability was remeasured at the end of each reporting period until settlement, based on the estimated fair value of the Company. The fair value of the Company had been estimated based on a formula determined and approved by the Company's Board of Directors. Effective December 31, 2010 the Company replaced the formula by the estimated initial public offering price for purposes of measuring the liability award. As a result of the Company's initial public offering, on April 14, 2011 the Company settled the award in cash for $34,000.

Compensation expense for fiscal years 2012, 2011 and 2010 amounted to $nil, $2,214 and $16,392, respectively.

Compensation expense is included within "Other operating expenses, net" in the consolidated statement of income.

2011 Equity Incentive Plan

     In March 2011, the Company adopted its Equity Incentive Plan, or 2011 Plan, to attract and retain the most highly qualified and capable professionals and to promote the success of its business. This plan replaces ADBV Long-Term Incentive Plan discussed above, although the awards that have already been granted will remain outstanding until their respective termination dates. Like ADBV Long-Term Incentive Plan, the 2011 Plan is being used to reward certain employees for the success of the Company's business through an annual award program. The 2011 Plan permits grants of awards relating to class A shares, including awards in the form of shares (also referred to as stock), options, restricted shares, restricted share units, share appreciation rights, performance awards and other share-based awards as will be determined by the Company's Board of Directors. The maximum number of shares that may be issued under the 2011 Plan is 2.5% of the Company's total outstanding class A and class B shares immediately following its initial public offering.

On April 14, 2011, the Company made the following grants of awards under the 2011 Plan:

     - The Company granted to certain of its executive officers and other employees 231,455 restricted share units and 833,388 stock options for 2011. Both types of awards vest as follows: 40% on the second anniversary of the date of grant and 20% on each of the following three anniversaries.

     - The Company granted to certain of its executive officers and other employees 782,137 restricted share units and 1,046,459 stock options as special awards in connection with its initial public offering. Both types of special awards vest as follows: 1/3 on each of the second, third and fourth anniversaries of the grant date.

     For both grants, each stock option represents the right to acquire a Class A share at a strike price of $21.20 (the closing price on the date of grant), while each restricted stock unit represents the right to receive a Class A share, when vested.

     On May 10, 2012, the Company made the grant of awards corresponding to fiscal year 2012 under the 2011 Plan. The Company granted to certain of its executive officers and other employees 211,169 restricted share units and 584,587 stock options. Both types of awards vest as follows: 40% on the second anniversary of the date of grant and 20% on each of the following three anniversaries. Each stock option granted represents the right to acquire a Class A share at a strike price of $14.35 (the closing price on the date of grant), while each restricted stock unit represents the right to receive a Class A share when vested.

     The Company recognizes stock-based compensation expense on a straight-line basis over the requisite service period for each separately vesting portion of the award as if the award was, in substance, multiple awards. The Company utilizes a Black-Scholes option-pricing model to estimate the value of stock options at the grant date. The value of restricted stock units is based on the quoted market price of the Company's class A shares at the grant date. The resulting value of stock options and restricted stock units granted was $3,051 and $3,030, respectively, during fiscal year 2012 and $10,435 and $21,488, respectively, during fiscal year 2011. The Company recognized stock-based compensation expense in the amount of $12,900 and $8,202, respectively, during the fiscal years 2012 and 2011, of which $7,997 and $5,703 relates to the special awards granted in connection with the initial public offering. Stock-based compensation expense is included within "General and administrative expenses" in the consolidated statement of income. As of December 31, 2012, the remaining unrecognized compensation expense amounted to $16,901, which will be amortized over the remaining requisite service period (weighted-average of 3.1 years). The Company recognized $2,807 and $1,690 of related income tax benefits during fiscal years 2012 and 2011, respectively.

     The following variables and assumptions were used by the Company for purposes of measuring the 2011 granted stock options: market price and exercise price equal to $21.20; expected volatility of 28.6% (based on historical 1-year implied volatility of Latin American comparable companies); dividend yield of 1.13%; risk free interest rate of 3.35%; and an expected term ending on the last vesting date.

     The following variables and assumptions were used by the Company for purposes of measuring the 2012 granted stock options: market price and exercise price equal to $14.35; expected volatility of 48.0% (based on implied volatility of the Company's Class A shares); dividend yield of 1.7%; risk free interest rate of 0.8%; and an expected term ending on the last vesting date.